SHARE-BASED COMPENSATION - Option outstanding (Details)		6 Months Ended
	May 01, 2024	Dec. 31, 2023 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding Options, Number (in shares)		4,444
Exercisable Options, Number (in shares)		4,444
Reverse stock split	0.056	0.2
Stock option one [Member]
SHARE-BASED COMPENSATION
Outstanding Options, Average Exercise Price | $ / shares		$ 148.50
Outstanding Options, Number (in shares)		4,444
Outstanding Options, Average Remaining Contractual life (Years)		1 year 29 days
Exercisable Options, Average Exercise Price | $ / shares		$ 148.50
Exercisable Options, Number (in shares)		4,444
Exercisable Options, Average Remaining Contractual life (years)		1 year 29 days
Reverse stock split	0.056